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                       Prudential Securities Fund, Inc.
                             Gateway Center Three
                            Newark, NJ  07102-4077


                                             February 3, 1997


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC  20549

        RE:  Prudential Distressed Securities Fund, Inc.
             Registration Nos. 333-00203 and 811-07491

Ladies and Gentlemen:

  Pursuant to subparagraph (j) of Rule 497 under the Securities Act of 1933, the Fund hereby certifies (1) that the form of Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(c) would not have differed from that contained in Post-Effective Amendment No. 2 to the Fund's registration statement, and (2) that the text of Post-Effective Amendment No. 2 to the Fund's registration statement was filed electronically via the EDGAR system on January 28, 1997.

                                Sincerely,


                                /s/ S. Jane Rose
                                -------------------------------
                                S. Jane Rose
                                Secretary